Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Statement of Cash Flows [Abstract]
Net loss	CAD (8,857,440)	CAD (10,143,577)	CAD (7,436,388)
Items not affecting cash
Depreciation (Note 5)	520,838	385,210	377,849
Stock-based compensation (Note 11)	1,749,999	2,261,444	417,818
Deferred share units (Note 12)	30,355	31,628	29,056
Accreted interest (Note 7)	219,497	79,245	27,103
Loss on extinguishment (Note 7)	0	0	114,023
Financing cost (Note 10)	137,363	0	0
Provision for doubtful debts (Note 4)	66,849	0	0
Unrealized foreign exchange loss (gain)	56,998	22,916	(81,063)
Change in non-cash operating assets & liabilities
Accounts receivable	(283,994)	6,200	532,459
Investment tax credits	44,647	(223,115)	(133,035)
Prepaid expenses, sundry and other assets	175,550	(171,417)	185,438
Inventory	(115,667)	0	0
Accounts payable, accrued liabilities and employee costs payable	599,220	(1,466,019)	2,034,576
Deferred revenue	(450,000)	2,962,500	150,000
Cash flows used in operating activities	(6,105,785)	(6,254,985)	(3,782,164)
Financing activities
Repayment of convertible debenture (Note 7)	(150,000)	0	0
Repayment of capital lease obligations	(14,829)	(21,291)	(27,489)
Issuance of shares on exercise of stock options (Note 11)	1,742	52,868	167,962
Issuance of common shares on at-the-market financing, gross (Note 10)	2,541,640	3,469,449	1,290,168
Proceeds from issuance of shares and warrants, gross (Note 10)	4,000,000	5,939,967	0
Proceeds from issuance of shares on exercise of warrants (Note 14)	324,258	700,653	562,500
Offering costs	(1,020,643)	(982,023)	(259,276)
Cash flows provided from financing activities	5,682,168	9,159,623	1,733,865
Investing activity
Purchase of property and equipment	(1,823,746)	(515,410)	(430,480)
Cash flows used in investing activities	(1,823,746)	(515,410)	(430,480)
(Decrease) Increase in cash	(2,247,363)	2,389,228	(2,478,779)
Cash, beginning of year	4,144,424	1,755,196	4,233,975
Cash, end of year	1,897,061	4,144,424	1,755,196
Supplemental cash flow information
Interest paid	123,204	165,585	179,878
Taxes paid	CAD 0	CAD 0	CAD 0